REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Sep. 30, 2015
REGULATORY CAPITAL REQUIREMENTS
REGULATORY CAPITAL REQUIREMENTS

13.REGULATORY CAPITAL REQUIREMENTS

The Company and the Bank are subject to regulatory capital adequacy requirements promulgated by federal bank regulatory agencies. Failure by the Company or the Bank to meet minimum capital requirements could result in certain mandatory and discretionary actions by regulators that could have a material adverse effect on our consolidated financial statements. The Federal Reserve establishes capital requirements for the Company and the Office of the Comptroller of the Currency (“OCC”) has similar requirements for the Bank. The following tables present regulatory capital information for the Company and the Bank. Information presented for September 30, 2015 reflects the Basel III capital requirements that became effective January 1, 2015 for both the Company and the Bank. Prior to January 1, 2015, the Bank was subject to capital requirements under Basel I and there were no capital requirements for the Company. Under these capital requirements and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company’s and the Bank’s assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company’s and the Bank’s capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings and other factors.

Quantitative measures established by regulation require the Company and the Bank to maintain certain minimum capital amounts and ratios. Federal bank regulators require the Company and the Bank to maintain minimum ratios of core capital to adjusted average assets of 4.0%, common equity tier 1 capital to risk-weighted assets of 4.5%, tier 1 capital to risk-weighted assets of 6.0% and total risk-based capital to risk-weighted assets of 8.0%. At September 30, 2015, the Company and the Bank met all the capital adequacy requirements to which they were subject. At September 30, 2015, the Company and the Bank were “well capitalized” under the regulatory framework for prompt corrective action. To be “well capitalized,” the Company and the Bank must maintain minimum leverage, common equity tier 1 risk-based, tier 1 risk-based and total risk-based capital ratios of at least 5.0%, 6.5%, 8.0% and 10.0%, respectively.

Management believes that no conditions or events have occurred since September 30, 2015 that would materially adversely change the Company’s and the Bank’s capital classifications.

The following table illustrates the Company’s actual regulatory capital levels compared with its regulatory capital requirements at September 30, 2015.

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2015:
Common equity Tier I capital to total risk-weighted assets	$117,556	9.25%	$57,206	4.50%	$82,632	6.50%
Tier I capital to total risk-weighted assets	136,556	10.74%	76,275	6.00%	101,700	8.00%
Total capital to total risk- weighted assets	152,450	11.99%	101,700	8.00%	127,126	10.00%
Tier I leverage capital to average assets	136,556	9.47%	57,674	4.00%	72,092	5.00%

The following table illustrates the Bank’s actual regulatory capital levels compared with its regulatory capital requirements at September 30, 2015 and 2014.

					To be Categorized as
					“Well Capitalized”
					under Prompt
			For Capital		Corrective Action
	Actual		Adequacy Purposes		Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
As of September 30, 2015:
Common equity tier 1 capital to total risk-weighted assets	$141,712	11.16%	$57,158	4.50%	$82,561	6.50%
Tier I capital to total risk-weighted assets	141,712	11.16%	76,210	6.00%	101,613	8.00%
Total capital to total risk-weighted assets	157,593	12.41%	101,613	8.00%	127,017	10.00%
Tier I leverage capital to average assets	141,712	9.83%	57,640	4.00%	72,051	5.00%

As of September 30, 2014:
Tangible capital to total assets	$133,356	9.70%	$20,631	1.50%	N/A	N/A
Tier I risk-based capital to risk- weighted assets	133,356	12.20%	N/A	N/A	$65,561	6.00%
Total risk-based capital to risk-weighted assets	147,048	13.46%	87,415	8.00%	109,269	10.00%
Tier I leverage capital to average assets	133,356	9.70%	55,016	4.00%	68,770	5.00%

Beginning January 1, 2016, Basel III implements a requirement for all banking organizations to maintain a capital conservation buffer above the minimum risk-based capital requirements in order to avoid certain limitations on capital distributions, stock repurchases and discretionary bonus payments to executive officers. The capital conservation buffer will be exclusively composed of common equity tier 1 capital, and it applies to each of the three risk-based capital ratios but not the leverage ratio. On January 1, 2016, the Company and the Bank will be expected to comply with the capital conservation buffer requirement, which will increase the three risk-based capital ratios by 0.625% each year through 2019, at which point, the minimum common equity tier 1 risk-based, tier 1 risk-based and total risk-based capital ratios will be 7.0%, 8.5% and 10.5%, respectively.